Contingent Liabilities and Commitments	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 5:-	CONTINGENT LIABILITIES AND COMMITMENTS

On March 16, 2021, the Company announced it signed an exclusive distribution agreement with Switzerland-based Ewopharma for Piclidenoson in the treatment of psoriasis and Namodenoson in the treatment of liver diseases namely, hepatocellular carcinoma (HCC) the most common form of liver cancer and non-alcoholic steatohepatitis (NASH). Under the terms of the distribution agreement, Ewopharma paid Can-Fite $2,250 upfront and is entitled to up to an additional $40,450 payable upon the achievement of regulatory and sales milestones plus 17.5% royalties on net sales. In exchange, Ewopharma will have the exclusive right to market and sell Piclidenoson in Central Eastern European (CEE) countries and Namodenoson in CEE countries and Switzerland. Ewopharma has the right to extend the distribution agreement to new indications that Can-Fite may identify for its drug candidates.

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $4,343 and $2,490 as of June 30, 2021 and December 31, 2020, respectively and are presented under deferred revenues. During the six months period ended June 30, 2021, the Company recognized revenues in the amount of $398 out of which $133 relates to the Ewopharma agreement and $265 which have been included in the contract liabilities at December 31, 2020.